Fair Value Measurements (Details) - Schedule of company determined the fair value of the series C preferred stock warrants using the black-scholes	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of company determined the fair value of the series C preferred stock warrants using the black-scholes [Line Items]
Expected dividend rate		0.00%
Risk-free interest rate		0.26%
Expected volatility	52.00%	44.00%
Expected term (in years)	4 years	1 year 10 months 20 days
SVB March 2021 Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the series C preferred stock warrants using the black-scholes [Line Items]
Expected dividend rate		0.00%	0.00%
Risk-free interest rate		1.74%	1.74%
Expected volatility		47.00%	47.00%
Expected term (in years)		10 years	10 years
SCI June 2021 Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the series C preferred stock warrants using the black-scholes [Line Items]
Expected dividend rate		0.00%	0.00%
Risk-free interest rate		1.51%	1.51%
Expected volatility		47.00%	47.00%
Expected term (in years)		10 years	10 years